SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 6,561,747	$ 1,029,681	¥ 7,124,744	¥ 2,114,855
Online K 12 Academic Subject Tutoring Services
Disaggregation of Revenue [Line Items]
Revenues	6,000,639		6,237,399	1,706,538
Comprehensive Tutoring Services and Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 561,108		¥ 887,345	¥ 408,317